Investment	6 Months Ended
Sep. 30, 2017
Investments Schedule [Abstract]
Investment and Divestment
4.	INVESTMENT
The Company invested in Amircorp on 01 August 2017 for US$51 by acquiring 500,000 shares @ US$ 0.0001 per share. This constitute less than 1% of the total share capital.